Equity and Share Based Payments - Redeemable Preferred Stock (Details) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Apr. 29, 2022 $ / shares shares	Dec. 07, 2011 director	Jun. 30, 2022 USD ($) director item $ / shares	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2020 USD ($) $ / shares	Aug. 08, 2022 USD ($)	Jul. 22, 2022 item	Jan. 06, 2022 director	Apr. 15, 2020 $ / shares	Apr. 01, 2020	Jul. 16, 2018 USD ($) item	Dec. 31, 2013
Equity and Share Based Payments
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Warrant cash exercise price									$ 2.97
Series B and C Preferred Stock
Equity and Share Based Payments
Outstanding liquidation preference | $			$ 71,700	$ 70,900
Liquidation preference amount per share			$ 25.00	$ 25.00
Series B 9.375% redeemable preferred stock
Equity and Share Based Payments
Outstanding liquidation preference | $			$ 36,530	$ 36,530	$ 35,750
Liquidation preference amount per share				$ 53.71
Liquidation value per share			$ 54.88
Cumulative undeclared dividends in arrears | $			$ 19,900	$ 19,100
Cumulative undeclared dividends in arrears (per share)			$ 29.88	$ 28.71
Cumulative undeclared dividends in arrears, increase in every quarter (per share)			$ 0.5859	$ 0.5859
Amount of increase in cumulative undeclared dividends in arrears in each quarter | $			$ 390	$ 390
Number of quarterly dividends payments granted under judgement for Preferred shareholders | item			3	3
Dividend amount required to be paid by company in three quarterly payments | $			$ 1,200	$ 1,200
Number of directors elected by Preferred shareholders | director			2					0
Percentage of shareholder approval required	66.67%
Preferred stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Preferred stock, dividend rate (as a percent)	9.375%	9.375%	9.375%	9.375%	9.375%
Cash payable per share	$ 3.00
Shares of common stock to be issued | shares	13.33
New series preferred shares to be issued in lieu of cash payment | shares	30
Series C 9.125% redeemable preferred stock
Equity and Share Based Payments
Outstanding liquidation preference | $			$ 35,127	$ 35,127	$ 35,127
Percentage of shareholder approval required	66.67%
Preferred stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Preferred stock, dividend rate (as a percent)	9.125%	9.125%	9.125%	9.125%	9.125%
Cash payable per share	$ 0.10
Warrants to be issued | shares	1.5
Shares of common stock to be issued | shares	1.25
New series preferred shares to be issued in lieu of cash payment | shares	1
Number of common shares that can be purchased with each warrant | shares	1.5
Warrant cash exercise price	$ 5.00
New Proposed Preferred Stock
Equity and Share Based Payments
Liquidation preference amount per share	$ 0.10
Preferred stock, dividend rate (as a percent)	8.25%
Preferred stock, fixed annual dividend rate per share	$ 0.00825
Preferred stock mandatory redemption period	60 days
New Proposed Preferred Stock | Maximum
Equity and Share Based Payments
Preferred stock mandatory redemption period	60 days
Curtis J. Timm | Series B and C Preferred Stock
Equity and Share Based Payments
Number of directors elected by Preferred shareholders | director		2
Percentage of shareholder approval required												66.67%
Curtis J. Timm | Series B 9.375% redeemable preferred stock
Equity and Share Based Payments
Number of quarterly dividends payments granted under judgement for Preferred shareholders | item							3				3
Dividend amount required to be paid by company in three quarterly payments | $						$ 1,200					$ 1,200
Number of directors elected by Preferred shareholders | director								0
Percentage of shareholder approval required										66.67%	66.67%	66.67%